EQUITY	12 Months Ended
Dec. 31, 2013
EQUITY [Abstract]
EQUITY
NOTE 9:-	EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock Option Plans:

Description of Plans

The Company had four stock option plans, the 1995 and the 2003 Stock Option and Incentive Plans and the 2005 and 2008 Stock Incentive Plans (the "Plans"). The 1995 Plan expired and there are no options outstanding under this plan.

The 2003 Plan expired in 2013 although there are still options outstanding under the plan.

The exercise price per share under the 1995 Plan was not less than the market price of an Ordinary share at the date of grant. The exercise price per share under the 2003 Plan is the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.

In December 2005, the Company's shareholders approved the adoption of a new plan, the 2005 Plan with 1,500,000 shares or stock options available for grant. In October 2008, the Company's Board of Directors approved the adoption of a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance.

The 2005 Plan expired in 2012 although there are still options and RSU's outstanding under the plan.

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of a new plan, the 2008 Plan with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are share options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2010 and April 2012 the Company's Board of Directors approved, in aggregate, a 3,000,000 shares increase in the number of shares or stock options available for grant under the 2008 Plan to a total of 4,000,000 shares available for future grants. As of December 31, 2013, an aggregate of 475,565 shares of the Company are still available for future grants under the 2008 Plan.

Options granted under the Plans above vest quarterly over two to four years or annually over four years. The options expire six, seven or ten years from the date of grant. RSUs granted under the Plans above (excluding the 2003 plan) vest quarterly or annually over four years. Any options or RSUs, which are forfeited or canceled before expiration, become available for future grants.

Valuation Assumptions

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements.

The expected option term represents the period that the Company's stock options are expected to be outstanding and are based on historical incidence of exercise of options. The expected term of options granted is based upon historical experience complying with SAB 110. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Options granted to Employees and Non-employees

The fair value of the Company's stock options granted to employees for the years ended December 31, 2013, 2012 and 2011 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Risk free interest	0.90%	0.68%	0.99%
Dividend yields	0%	0%	0%
Volatility	46%	45%	44%
Expected term (in years)	5	5	5

No options were granted to non-employees during the years ended December 31, 2013 and December 31, 2011. The fair value of the Company's stock options granted to non-employees for the year ended December 31, 2012 was estimated using the following weighted average assumptions: risk free interest of 0.79%, dividend yield of 0%, volatility of 45% and expected term of 6.0 years.

A summary of employee option balances under the Plans as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	5,879,798	$5.0	3.6	$3,831
Granted	40,000	$5.3
Exercised	(154,498)	$4.2
Expired	(151,900)	$5.0
Forfeited	(239,400)	$6.0

Outstanding at December 31, 2013	5,374,000	$5.0	2.7	$2,122

Exercisable at December 31, 2013	4,097,913	$5.4	2.1	$673

Vested and expected to vest at December 31, 2013	5,263,094	$5.0	2.8	$1,991

A summary of employee option balances under the Plans as of December 31, 2012 and 2011 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,996,438	$5.5	4,204,114	$6.5
Granted	1,150,000	$3.4	900,000	$4.2
Exercised	(56,000)	$4.1	-
Expired	(8,938)	$77.6	(37,937)	$82.1
Forfeited	(201,702)	$5.7	(69,739)	$8.2

Options outstanding at end of year	5,879,798	$5	4,996,438	$5.5

Options exercisable at end of year	4,150,546	$5.6	4,030,521	$5.8

A summary of non-employee option balances under the Plans as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	35,000	$4.1	5.1	$46
Granted	-
Exercised	-
Expired	-
Forfeited	-

Outstanding at December 31, 2013	35,000	$4.1	4.1	$34

Exercisable at December 31, 2013	14,625	$5.1	3.8	$5

Vested and expected to vest at December 31, 2013	29,563	$4.2	4.1	$28

A summary of non-employee option balances under the Plans as of December 31, 2012 and 2011 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	365,000	$6.0	365,000	$6.0
Granted	20,000	$3.0	-
Exercised	-		-
Expired	-		-
Forfeited	(350,000)	$6.0	-

Options outstanding at end of year	35,000	$4.1	365,000	$6.0

Options exercisable at end of year	7,125	$5.7	178,188	$6.0

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2013, 2012 and 2011 was $ 2.17, $ 1.36 and $ 1.46, respectively. The weighted-average grant-date fair value of options granted to non-employees during the year ended December 31, 2012 was $ 1.24. The aggregate intrinsic value in the tables above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2013, 2012 and 2011 was approximately $ 201, $ 65 and nil, respectively.

Total grant-date fair value of options and RSUs granted to employees that vested during the years ended December 31, 2013, 2012 and 2011 was approximately $ 1,747, $ 1,867 and $ 1,713, respectively.

Total grant-date fair value of options and RSUs granted to consultants that vested during the years ended December 31, 2013, 2012 and 2011 was approximately $ 62, $ 134 and $ 371, respectively.

The outstanding and exercisable options granted to employees under the Plans as of December 31, 2013, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2013	life (years)	Price	2013	options

$3.00-4.30	1,770,000	3.5	$3.5	734,250	$3.8
$4.54-6.77	3,553,000	2.3	$5.7	3,312,663	$5.7
$7.89-8.10	51,000	2.4	$8.0	51,000	$8.0

	5,374,000	2.7	$5.0	4,097,913	$5.4

The outstanding and exercisable options granted to non-employees under the Plans as of December 31, 2013, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	Outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2013	life (years)	Price	2013	options

$3.00-5.65	35,000	4.1	$4.1	14,625	$5.1

Restricted Share Units ("RSUs") granted to Employees and Non-employees

The fair value of RSUs is estimated based on the market value of the Company's stock on the date of the award.

During 2013, 2012 and 2011, the Company granted 47,000, 1,112,500 and 132,000 RSUs, respectively. The entitlement to these RSUs vests over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly or in annual trenches. The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2013, 2012 and 2011 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2013		2012		2011
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	1,348,452	$4.1	846,147	$4.2	1,326,433	$3.8
Granted	47,000	$5.8	1,112,500	$3.9	132,000	$4.2
Vested	(262,426)	$4.3	(445,731)	$3.4	(473,973)	$3.3
Forfeited	(141,750)	$4.3	(164,464)	$5.1	(138,313)	$4.0

RSUs outstanding at the end of the year	991,276	$4.1	1,348,452	$4.1	846,147	$4.2

Non-employees:

	Year ended December 31,
	2013			2012		2011
	Number of RSUs	Weighted average grant date fair value		Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	19,250		$5.2	32,250	$4.7	42,000		$4.5
Granted	-	$		-	$-		$
Vested	(8,750)		$5.2	(13,000)	$4.0	(9,750)		$3.6
Forfeited	-			-		-

RSUs outstanding at the end of the year	10,500		$5.2	19,250	$5.2	32,250		$4.7

Additional Stock-based Compensation Data

As of December 31, 2013, there was approximately $ 4,857 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the Plans and approximately $ 42 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to non-employees under the Plans. The cost related to employees is expected to be recognized over a weighted-average period of 1.26 years and the cost related to non-employees is expected to be recognized over the weighted-average period of 1.34 years.

c.
In October 2011, the Company approved the grant of 400,000 stock options to its incoming Chief Executive Officer ("CEO") (such service commenced on January 1, 2012) at an exercise price of $ 3.88 per share. These options vest over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly trenches. The fair value of these options was estimated at $ 580, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 2.38 years starting from the grant date. This grant is included in the above tables related to employees.

d.
In December 2011, the Company approved the grant of 500,000 stock options to its Chairman of the Board of Directors and then CEO )as of January 1, 2012 he ceased to be CEO( and the other members of the Board of Directors at an exercise price of $ 4.5425 per share. These options vest ratably, each quarter, over a three-year period. The fair value of these options was estimated at $ 656, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 1.42 years starting from the grant date. These grants are included in the above tables as employee grants. Three directors who were granted 150,000 stock options as part of the above grants were replaced as directors in December 2012, the vested options of the three directors were exercised and their unvested options were forfeited.

e.
In December 2012, the Company approved the grant of 150,000 stock options to three new directors (out of which 100,000 stock options were granted to FIMI IV 2007 LTD, a shareholder in the Company, in connection with director services provided by two of the new directors) at an exercise price of $ 5.31 per share. These options vest ratably, each quarter, over a three year period. The fair value of these options was estimated at $ 299, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 1.63 years starting from the grant date. These grants are included in the above tables as employee grants.

f.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. The Company does not expect to pay cash dividends in the foreseeable future.

2.	Pursuant to the terms of a credit line from a bank (see also Note 12d), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.